Share-based payments	12 Months Ended
Aug. 31, 2024
Share-based payments
Share-based payments

20. Share-based payments

Description of the plan

The Company has a fixed option plan. The Company’s stock option plan is administered by the Board of Directors. Under the plan, the Company’s Board of Directors may grant stock options to employees, advisors and consultants, and designates the number of options and the share price pursuant to the new options, subject to applicable regulations. The options, when granted, will have an exercise price of no less than the estimated fair value of shares at the date of grant.

Stock options

On multiple grant dates, the Company granted stock options at exercise prices varying between $138.47 and $2,199.15 per share to directors, officers, employees and consultants of the Company. The stock options will expire 5 to 10 years from the grant dates.

The Company recognizes share-based payments expense for option grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the year ended August 31, 2024 amounts to $220,752 [2023 – $1,136,182; 2022 - $2,699,481]. The table below lists the assumptions used to determine the fair value of these option grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

	Exercise	Market	Expected	Risk-free	Expected
Grant date	price	price	volatility	interest rate	life
	$	$	%	%	[years]
May 27, 2020	499.50	499.50	84	0.4	5
May 27, 2020	375.30	499.50	84	0.4	5
October 23, 2020	499.50	499.50	97	0.4	5
November 24, 2020	2,199.15	1,759.05	101	0.4	5
November 24, 2020	766.80	772.20	75	3.6	4
February 23, 2021	2,126.25	2,031.75	103	0.6	5
May 14, 2021	766.80	772.20	75	3.6	3
July 14, 2021	1,248.75	1,216.35	105	0.7	5
September 21, 2021	1,194.75	1,158.30	106	0.9	5
January 22, 2022	762.75	745.20	107	1.5	5
November 30, 2022	822.15	822.15	107	3.1	5
December 1, 2022	787.05	787.05	107	3.0	5
March 22, 2023	777.60	693.90	75	3.6	2
March 25, 2023	778.95	706.05	75	3.6	3
March 25, 2023	778.95	706.05	75	3.6	4
April 20, 2023	781.65	711.45	75	3.6	5
December 29, 2023	612.43	199.80	76	3.1	5
January 26, 2024	138.47	145.80	76	3.5	5

The following tables summarize information regarding the option grants outstanding as at August 31, 2024:

		Weighted
	Number of	average
	options	exercise price
	#	$
Balance at August 31, 2022	12,664	1,273.40
Granted	666	785.25
Forfeited	(1,991)	1,302.08
Stock options modifications	(2,741)	780.30
Exercised	(427)	386.64
Balance at August 31, 2023	8,171	704.76
Granted	742	375.98
Forfeited	(1,055)	823.16
Balance at August 31, 2024	7,858	657.77

On March 25, 2023, 3,334 options previously granted to directors and officers of the Company with exercise price ranging from U.S. $1,001.70 ($1,212.30) to U.S. $1,687.50 ($2,199.15) and five-year term were cancelled and the Company agreed to issue 1,889 stock options with an exercise price of U.S. $568.35 ($780.30). The modification of these stock options granted resulted in an increase in the fair value of the stock options at the date of modification of $129,800, recorded as stock-based compensation expense for the year ended August 31, 2023.

	Number of	Weighted average	Weighted average
Exercise price	options	grant date	remaining	Exercisable
range	outstanding	fair value	contractual life	options
$	#	$	[years]	#
138.47 – 499.50	3,679	309.59	1.12	3,553
612.43 – 787.05	3,881	336.47	3.51	3,574
822.15 – 1,194.75	38	646.65	3.25	19
2,199.15	260	1,259.55	6.25	260

Warrants

On November 23, 2020, the Company granted the underwriter the option to purchase 1,125 Voting Common Shares of the Company for a period of five years from the date of the initial public offering at an exercise price of U.S. $1,687.50 ($2,276.61).

On August 5, 2022, the Company granted the underwriter the option to purchase 371 Voting Common Shares of the Company for a period of four years from the grant date at an exercise price of U.S. $1,080.00 ($1,457.03).

On December 21, 2023, the Company granted the underwriter the option to purchase 1,023 Voting Common Shares of the Company for a period of five years from the grant date at an exercise price of U.S. $141.75 ($191.23).

		Number of	Weighted average
		warrants	remaining
Grant date	Exercise price	outstanding	contractual life
	$	#	[years]
November 23, 2020	2,276.61	1,125	1.23
August 5, 2022	1,457.03	371	0.93
December 21, 2023	191.23	1,023	4.31

The Company recognizes share-based payments expense for warrant grants based on the fair value at the date of grant using the Black-Scholes valuation model. The share-based payments expense recognized for the fiscal year ended August 31, 2024 amounts to $175,236 [August 31, 2023 – nil]. The table below lists the assumptions used to determine the fair value of these warrant grants. Volatility is based on the historical share price volatility of the Company and other public companies with characteristics similar to the Company.

				Risk-free
	Exercise	Market	Expected	interest	Expected
Grant date	price	price	volatility	rate	life
	$	$	%	%	[years]
November 23, 2020	2,276.61	1,759.05	100	0.4	5
August 5, 2022	1,457.03	972.00	100	2.9	3
December 21, 2023	191.23	247.05	76	4.0	5